Investment Securities, Major Categories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities:
Amortized Cost	$ 249,653	$ 248,087
Gross unrealized gains	9,711	9,071
Gross unrealized losses	(1,922)	(5,151)
Available-for-sale, at fair value	257,442	252,007
Held-to-maturity securities:
Amortized Cost	55,483	12,346
Gross unrealized gains	897	0
Gross unrealized losses	(21)	(99)
Fair value	56,359	12,247
Total investment securities:
Amortized Cost	305,136	260,433
Gross unrealized gains	10,608	9,071
Gross unrealized losses	(1,943)	(5,250)
Fair value	313,801	264,254
Total debt securities [Member]
Available-for-sale securities:
Amortized Cost	247,747	246,048
Gross unrealized gains	7,869	7,661
Gross unrealized losses	(1,850)	(5,087)
Available-for-sale, at fair value	253,766	248,622
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Amortized Cost	25,898	6,592
Gross unrealized gains	44	17
Gross unrealized losses	(138)	(329)
Available-for-sale, at fair value	25,804	6,280
Held-to-maturity securities:
Amortized Cost	40,886
Gross unrealized gains	670
Gross unrealized losses	(8)
Fair value	41,548
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Amortized Cost	43,939	42,171
Gross unrealized gains	1,504	1,092
Gross unrealized losses	(499)	(727)
Available-for-sale, at fair value	44,944	42,536
Held-to-maturity securities:
Amortized Cost	1,962
Gross unrealized gains	27
Gross unrealized losses	0
Fair value	1,989
Total mortgage-backed securities [Member]
Available-for-sale securities:
Amortized Cost	132,311	148,052
Gross unrealized gains	4,873	4,508
Gross unrealized losses	(832)	(3,769)
Available-for-sale, at fair value	136,352	148,791
Federal agencies [Member]
Available-for-sale securities:
Amortized Cost	107,850	119,303
Gross unrealized gains	2,990	1,902
Gross unrealized losses	(751)	(3,614)
Available-for-sale, at fair value	110,089	117,591
Held-to-maturity securities:
Amortized Cost	5,476	6,304
Gross unrealized gains	165	0
Gross unrealized losses	0	(99)
Fair value	5,641	6,205
Residential [Member]
Available-for-sale securities:
Amortized Cost	8,213	11,060
Gross unrealized gains	1,080	1,433
Gross unrealized losses	(24)	(40)
Available-for-sale, at fair value	9,269	12,453
Commercial [Member]
Available-for-sale securities:
Amortized Cost	16,248	17,689
Gross unrealized gains	803	1,173
Gross unrealized losses	(57)	(115)
Available-for-sale, at fair value	16,994	18,747
Corporate debt securities [Member]
Available-for-sale securities:
Amortized Cost	14,211	20,391
Gross unrealized gains	745	976
Gross unrealized losses	(170)	(140)
Available-for-sale, at fair value	14,786	21,227
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Amortized Cost	25,137	19,610
Gross unrealized gains	408	642
Gross unrealized losses	(184)	(93)
Available-for-sale, at fair value	25,361	20,159
Held-to-maturity securities:
Amortized Cost	1,404
Gross unrealized gains	0
Gross unrealized losses	(13)
Fair value	1,391
Other [Member]
Available-for-sale securities:
Amortized Cost	6,251	9,232
Gross unrealized gains	295	426
Gross unrealized losses	(27)	(29)
Available-for-sale, at fair value	6,519	9,629
Held-to-maturity securities:
Amortized Cost	5,755	6,042
Gross unrealized gains	35	0
Gross unrealized losses	0	0
Fair value	5,790	6,042
Total marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	1,906	2,039
Gross unrealized gains	1,842	1,410
Gross unrealized losses	(72)	(64)
Available-for-sale, at fair value	3,676	3,385
Perpetual preferred securities [Member]
Available-for-sale securities:
Amortized Cost	1,622	1,703
Gross unrealized gains	148	222
Gross unrealized losses	(70)	(60)
Available-for-sale, at fair value	1,700	1,865
Other marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	284	336
Gross unrealized gains	1,694	1,188
Gross unrealized losses	(2)	(4)
Available-for-sale, at fair value	$ 1,976	$ 1,520